Equity - Distribution of Profit - Dividends Paid (Details) - EUR (€) € / shares in Units, € in Thousands		12 Months Ended
	Oct. 08, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity
Dividends paid		€ 113,230	€ 101,912
Interim dividends paid			136,828
Dividends paid		€ 113,230	€ 238,740	€ 278,841
Class A, Ordinary shares
Equity
Dividends paid, % of par value (as a percent)		65.00%	58.00%
Dividends paid, per share (in Euros per share)		€ 0.16	€ 0.15
Dividends paid		€ 68,859	€ 61,850
Interim dividends paid, % of par value (as a percent)			80.00%
Interim dividends paid, per share (in Euros per share)			€ 0.20
Interim dividends paid			€ 85,226
Class B, Preference shares
Equity
Interim dividends paid, % of par value (as a percent)			400.00%
Interim dividends paid, per share (in Euros per share)			€ 0.20
Interim dividends paid			€ 51,602
Preference shares, no preferred dividend
Equity
Dividends paid, % of par value (as a percent)		323.00%	290.00%
Dividends paid, per share (in Euros per share)		€ 0.16	€ 0.15
Dividends paid		€ 41,757	€ 37,448
Preference shares, preferred dividend
Equity
Dividends paid, % of par value (as a percent)		20.00%	20.00%
Dividends paid, per share (in Euros per share)	€ 0.01	€ 0.01	€ 0.01
Dividends paid		€ 2,614	€ 2,614